Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from financial institutions	$ 4,033	$ 4,278
Federal funds sold and cash equivalents	32,205	41,383
Cash and cash equivalents	36,238	45,661
Investment securities available for sale, at fair value	28,208	35,695
Investment securities held to maturity (fair value of $2,377 at December 31, 2014 and $2,155 December 31, 2013)	2,141	2,103
Total investment securities	30,349	37,798
Loans held for sale	2,932	12,069
Loans, net of unearned income	713,061	654,541
Less: Allowance for loan losses	(18,043)	(18,560)
Net loans	695,018	635,981
Accrued interest receivable	2,827	2,717
Premises and equipment, net	4,490	3,864
Other real estate owned (OREO)	20,931	28,910
Restricted stock, at cost	3,152	3,618
Bank owned life insurance (BOLI)	11,464	11,106
Deferred tax asset	10,518	12,260
Other assets	3,787	959
Total Assets	821,706	794,943
Deposits
Noninterest-bearing deposits	42,554	35,986
Interest-bearing deposits	605,379	590,782
Total deposits	647,933	626,768
FHLBNY borrowings	49,352	55,280
Subordinated debentures	13,403	13,403
Accrued interest payable	445	423
Other liabilities	7,523	5,105
Total liabilities	718,656	700,979
Equity
Preferred stock, 1,000,000 shares authorized, $1,000 liquidation value Series B non-cumulative convertible; issued: 20,000 shares at December 31, 2014 and December 31, 2013	20,000	20,000
Common stock, $.10 par value; authorized 15,000,000 shares; Issued: 6,208,259 shares at December 31, 2014 and 6,193,710 shares at December 31, 2013	621	619
Additional paid-in capital	51,316	51,204
Retained earnings	32,983	24,308
Accumulated other comprehensive income (loss)	165	(235)
Treasury stock, 210,900 shares at December 31, 2014 and December 31, 2013, at cost	(2,180)	(2,180)
Total shareholders' equity	102,905	93,716
Noncontrolling interest in consolidated subsidiaries	145	248
Total equity	103,050	93,964
Total liabilities and equity	$ 821,706	$ 794,943